BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 1,210	$ 820
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Syndicated Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0	0
Syndicated Revolving Credit Facility [Member] | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 331	346
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 221	231
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 294	308
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 516	384
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%
Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 516	386
Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.40%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 3,074	2,475
Corporate Borrowings, Outstanding Principal	3,088	2,475
Corporate Borrowings, Deferred Financing Costs and Other	$ (14)	$ 0